LIMITED PARTNERS' EQUITY - Composition of Distributions (Details) - LP Units - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	$ 101	$ 92	$ 204	$ 189
Brookfield Holders
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	27	23	53	47
External LP unitholders
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	$ 74	$ 69	$ 151	$ 142